SELLING (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SELLING
Personnel expenses	€ (8,295)	€ (8,017)	€ (5,535)
Legal and consulting fees	(834)	(873)	(581)
Sales Commission	(241)	(475)	(95)
Distribution related external administration	(1,537)	(582)	(801)
Advertisement	(649)	(428)	(294)
Other expenses	(1,021)	(995)	(545)
Total selling expenses	€ (12,577)	€ (11,369)	€ (7,851)